Segment information - Geographic segmentation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments
Turnover	R 272,118	R 249,096	R 275,111
Earnings/(loss) before interest and tax (EBIT/(LBIT))	25,690	18,819	(27,305)
Tax paid	5,624	7,293	10,932
Non-current assets	179,500	192,515	200,156
South Africa
Disclosure of operating segments
Turnover	139,061	119,000	137,903
Earnings/(loss) before interest and tax (EBIT/(LBIT))	22,128	16,648	28,109
Tax paid	3,690	5,352	7,939
Non-current assets	70,343	69,763	69,729
Mozambique
Disclosure of operating segments
Turnover	1,205	1,053	1,091
Earnings/(loss) before interest and tax (EBIT/(LBIT))	(484)	(1,717)	738
Tax paid	1,011	1,323	2,536
Non-current assets	18,801	22,901	25,090
United States
Disclosure of operating segments
Turnover	41,120	39,167	43,374
Earnings/(loss) before interest and tax (EBIT/(LBIT))	4,111	2,354	(58,891)
Tax paid	37	11	12
Non-current assets	68,867	75,022	77,217
Europe
Disclosure of operating segments
Turnover	45,661	47,158	50,044
Earnings/(loss) before interest and tax (EBIT/(LBIT))	505	(2,417)	(834)
Tax paid	846	475	400
Non-current assets	13,368	14,763	17,136
Rest of World
Disclosure of operating segments
Turnover	45,071	42,718	42,699
Earnings/(loss) before interest and tax (EBIT/(LBIT))	(570)	3,951	3,573
Tax paid	40	132	45
Non-current assets	R 8,121	R 10,066	R 10,984